Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2050 Fund
December 31, 2024
AFF50-NPRT3-0325
1.843409.118
Bond Funds - 6.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	1,074,780	10,382,379
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	108,061	796,408
Fidelity Series Emerging Markets Debt Fund (b)	1,097,230	8,668,117
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	297,903	2,547,067
Fidelity Series Floating Rate High Income Fund (b)	184,164	1,657,471
Fidelity Series High Income Fund (b)	1,090,150	9,386,195
Fidelity Series International Credit Fund (b)	69,936	576,974
Fidelity Series International Developed Markets Bond Index Fund (b)	1,825,462	15,845,014
Fidelity Series Long-Term Treasury Bond Index Fund (b)	11,654,602	61,885,934
Fidelity Series Real Estate Income Fund (b)	170,126	1,670,641
TOTAL BOND FUNDS (Cost $137,558,679)		113,416,200

Domestic Equity Funds - 54.1%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	8,701,458	138,440,204
Fidelity Advisor Series Growth Opportunities Fund (b)	5,877,386	97,270,744
Fidelity Advisor Series Small Cap Fund (b)	2,574,960	28,865,300
Fidelity Series All-Sector Equity Fund (b)	5,000,589	62,607,369
Fidelity Series Commodity Strategy Fund (b)	40,080	3,453,318
Fidelity Series Intrinsic Opportunities Fund (b)	728,157	7,740,308
Fidelity Series Large Cap Stock Fund (b)	8,114,692	186,232,182
Fidelity Series Large Cap Value Index Fund (b)	1,124,699	18,343,839
Fidelity Series Opportunistic Insights Fund (b)	4,928,869	119,229,348
Fidelity Series Small Cap Core Fund (b)	462,864	5,651,570
Fidelity Series Small Cap Discovery Fund (b)	721,768	7,852,832
Fidelity Series Small Cap Opportunities Fund (b)	2,575,704	37,682,546
Fidelity Series Stock Selector Large Cap Value Fund (b)	7,921,901	108,530,045
Fidelity Series Value Discovery Fund (b)	7,191,354	111,465,991
TOTAL DOMESTIC EQUITY FUNDS (Cost $678,381,395)		933,365,596

International Equity Funds - 38.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	3,214,021	50,395,855
Fidelity Series Emerging Markets Fund (b)	4,761,892	41,333,221
Fidelity Series Emerging Markets Opportunities Fund (b)	9,258,443	169,614,684
Fidelity Series International Growth Fund (b)	7,378,622	128,609,377
Fidelity Series International Small Cap Fund (b)	1,454,003	23,554,852
Fidelity Series International Value Fund (b)	10,855,272	129,394,843
Fidelity Series Overseas Fund (b)	9,575,736	128,697,893
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $550,964,065)		671,600,725

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2025 (d)	4.52 to 4.55	370,000	370,000
US Treasury Bills 0% 1/23/2025 (d)	4.55	1,730,000	1,725,716
US Treasury Bills 0% 1/30/2025 (d)	4.45	1,960,000	1,953,552
US Treasury Bills 0% 1/9/2025 (d)	4.58	110,000	109,910
US Treasury Bills 0% 2/27/2025 (d)	4.45	60,000	59,606
US Treasury Bills 0% 2/6/2025 (d)	4.47	30,000	29,876
US Treasury Bills 0% 3/27/2025 (d)	4.28	370,000	366,383
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,613,895)			4,615,043

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $1,440,255)	4.36	1,439,968	1,440,256

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,372,958,289)	1,724,437,820
NET OTHER ASSETS (LIABILITIES) - 0.0%	307,565
NET ASSETS - 100.0%	1,724,745,385

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	117	Mar 2025	13,264,875	(438,480)	(438,480)
ICE MSCI Emerging Markets Index Contracts (United States)	487	Mar 2025	26,147,030	(905,340)	(905,340)

TOTAL EQUITY CONTRACTS					(1,343,820)

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	282	Mar 2025	30,667,500	(260,376)	(260,376)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	346	Mar 2025	39,389,938	(1,231,764)	(1,231,764)

TOTAL INTEREST RATE CONTRACTS					(1,492,140)

TOTAL PURCHASED					(2,835,960)

Sold

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	107	Mar 2025	31,756,263	963,405	963,405

TOTAL FUTURES CONTRACTS					(1,872,555)
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,581,043.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,781,482	37,309,239	37,650,436	97,864	(29)	-	1,440,256	1,439,968	0.0%
Total	1,781,482	37,309,239	37,650,436	97,864	(29)	-	1,440,256	1,439,968

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	137,019,056	45,371,284	29,014,674	31,827,392	2,912,876	(17,848,339)	138,440,203	8,701,458
Fidelity Advisor Series Growth Opportunities Fund	96,570,615	18,285,467	28,598,485	8,306,608	3,322,565	7,690,582	97,270,744	5,877,386
Fidelity Advisor Series Small Cap Fund	47,215,551	8,982,384	22,368,751	7,434,662	2,300,965	(7,264,849)	28,865,300	2,574,960
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	841,574	12,261,316	2,680,564	211,191	6,100	(46,047)	10,382,379	1,074,780
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	871,438	57,094	107,782	28,509	(13,628)	(10,714)	796,408	108,061
Fidelity Series All-Sector Equity Fund	45,360,066	22,979,313	7,990,505	4,106,888	657,793	1,600,702	62,607,369	5,000,589
Fidelity Series Canada Fund	49,886,168	6,647,221	7,268,978	1,505,259	852,157	279,287	50,395,855	3,214,021
Fidelity Series Commodity Strategy Fund	11,811,964	4,012,289	11,769,729	423,820	(2,346,656)	1,745,450	3,453,318	40,080
Fidelity Series Emerging Markets Debt Fund	9,020,630	752,394	1,153,962	372,239	(11,289)	60,344	8,668,117	1,097,230
Fidelity Series Emerging Markets Debt Local Currency Fund	2,872,349	197,722	398,240	117,651	(24,301)	(100,462)	2,547,068	297,903
Fidelity Series Emerging Markets Fund	46,941,697	3,181,544	8,549,670	1,154,355	210,339	(450,689)	41,333,221	4,761,892
Fidelity Series Emerging Markets Opportunities Fund	189,506,134	13,045,177	38,479,037	3,475,783	1,180,045	4,362,365	169,614,684	9,258,443
Fidelity Series Floating Rate High Income Fund	1,709,852	172,954	215,805	115,792	3,473	(13,002)	1,657,472	184,164
Fidelity Series Government Money Market Fund	25,639	1,624,815	1,650,454	18,921	-	-	-	-
Fidelity Series High Income Fund	9,214,584	1,415,535	1,396,650	467,496	(12,594)	165,320	9,386,195	1,090,150
Fidelity Series International Credit Fund	562,433	27,317	18,795	27,317	1,111	4,908	576,974	69,936
Fidelity Series International Developed Markets Bond Index Fund	-	16,808,380	569,645	268,974	(2,021)	(391,701)	15,845,013	1,825,462
Fidelity Series International Growth Fund	141,808,207	16,320,314	20,898,730	5,323,783	2,650,006	(11,270,420)	128,609,377	7,378,622
Fidelity Series International Small Cap Fund	26,547,808	3,092,980	4,296,674	2,253,721	663,235	(2,452,496)	23,554,853	1,454,003
Fidelity Series International Value Fund	142,974,739	14,332,118	20,975,224	5,834,456	2,943,036	(9,879,826)	129,394,843	10,855,272
Fidelity Series Intrinsic Opportunities Fund	-	7,883,019	-	11,032	-	(142,711)	7,740,308	728,157
Fidelity Series Investment Grade Bond Fund	-	3,022,973	3,038,979	8,250	16,006	-	-	-
Fidelity Series Large Cap Stock Fund	184,043,287	24,387,379	31,359,886	14,650,456	4,828,062	4,333,339	186,232,181	8,114,692
Fidelity Series Large Cap Value Index Fund	18,107,751	3,224,352	3,396,678	539,622	403,468	4,946	18,343,839	1,124,699
Fidelity Series Long-Term Treasury Bond Index Fund	85,828,804	7,261,334	27,398,253	1,946,034	(9,932,185)	6,126,234	61,885,934	11,654,602
Fidelity Series Opportunistic Insights Fund	108,603,808	25,351,095	23,141,530	7,611,576	2,524,051	5,891,924	119,229,348	4,928,869
Fidelity Series Overseas Fund	142,183,395	11,551,460	19,064,554	2,869,699	2,287,559	(8,259,967)	128,697,893	9,575,736
Fidelity Series Real Estate Income Fund	1,714,754	145,836	216,138	88,661	(1,982)	28,171	1,670,641	170,126
Fidelity Series Short-Term Credit Fund	118,930	(1)	118,326	137	2,589	(3,192)	-	-
Fidelity Series Small Cap Core Fund	5,514,896	1,661,864	1,670,088	75,317	128,148	16,750	5,651,570	462,864
Fidelity Series Small Cap Discovery Fund	-	8,033,553	-	10,466	-	(180,721)	7,852,832	721,768
Fidelity Series Small Cap Opportunities Fund	59,796,550	9,620,650	29,912,929	4,953,259	4,091,949	(5,913,674)	37,682,546	2,575,704
Fidelity Series Stock Selector Large Cap Value Fund	107,185,901	24,775,739	21,575,869	10,092,621	2,296,367	(4,152,093)	108,530,045	7,921,901
Fidelity Series Value Discovery Fund	109,648,060	25,683,993	22,001,365	4,376,900	1,805,975	(3,670,672)	111,465,991	7,191,354
	1,783,506,640	342,170,864	391,296,949	120,508,847	23,743,219	(39,741,253)	1,718,382,521	120,034,884

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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